REVENUE RECOGNITION - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disaggregation of Revenue [Line Items]
Contract liabilities (deferred revenue)	$ 2,020,351	$ 2,435,909
Revenue	$ 177,266,677	187,173,834	$ 173,992,897
Number of reportable segments | segment	2
Subscription Sales
Disaggregation of Revenue [Line Items]
Membership term	12 months
Contract liabilities (deferred revenue)	$ 751,989	728,207	308,406
Outbound delivery fees
Disaggregation of Revenue [Line Items]
Revenue	1,452,400	3,735,551	1,798,394
Marketing fees
Disaggregation of Revenue [Line Items]
Revenue	$ 1,518,533	$ 1,486,848	$ 1,393,871